Additional Financial Information of Parent Company - Schedule I Balance Sheets (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
ASSETS
Cash and cash equivalents	$ 188,868,452	¥ 1,298,565,042		¥ 1,527,777,270	¥ 1,123,166,156
Other current assets	2,228,317	15,320,791		12,276,204
Total current assets	230,102,148	1,582,067,319		1,908,518,999
Investment in subsidiaries and VIE	9,782,915	67,262,431		181,922,556
Property and equipment, net	5,274,822	36,267,042		44,957,054
Other non-current assets	4,059,926	27,914,021		32,459,581
Total Assets	288,050,910	1,980,494,033		2,626,087,778
LIABILITIES
Other current liabilities	5,807,570	39,929,945		31,941,785
Total Liabilities	89,207,360	613,345,198		772,219,777
Ordinary Shares (USD0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 198,143,739 and 201,479,446 shares issued and outstanding, as of December 31, 2017 and 2018, respectively)	91,879	631,715		620,953
Additional paid-in capital	165,530,896	1,138,107,676		1,116,742,286
Retained earnings	21,397,505	147,118,546		661,218,074
Accumulated other comprehensive income	7,730,842	53,153,406		40,770,443
Total Jupai shareholders' equity	194,751,122	1,339,011,343		1,819,351,756
Total Liabilities and Equity	288,050,910	1,980,494,033		2,626,087,778
Parent Company
ASSETS
Cash and cash equivalents	1,516,186	10,424,536	$ 21,446,870	147,457,957	¥ 262,609,642	¥ 179,549,103
Other current assets	64,975	446,736		669,152
Total current assets	1,581,161	10,871,272		148,127,109
Investment in subsidiaries and VIE	166,527,722	1,144,961,352		1,491,249,244
Property and equipment, net	4,714	32,409		52,637
Other non-current assets	60,840	418,307		333,357
Loan to subsidiaries	28,797,624	197,998,064		193,812,365
Total Assets	196,972,061	1,354,281,404		1,833,574,712
LIABILITIES
Other current liabilities	352,579	2,424,155		1,992,842
Amounts due to related parties - non current	1,868,360	12,845,906		12,230,114
Total Liabilities	2,220,939	15,270,061		14,222,956
Ordinary Shares (USD0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 198,143,739 and 201,479,446 shares issued and outstanding, as of December 31, 2017 and 2018, respectively)	91,879	631,715		620,953
Additional paid-in capital	165,530,896	1,138,107,676		1,116,742,286
Retained earnings	21,397,505	147,118,546		661,218,074
Accumulated other comprehensive income	7,730,842	53,153,406		40,770,443
Total Jupai shareholders' equity	194,751,122	1,339,011,343		1,819,351,756
Total Liabilities and Equity	$ 196,972,061	¥ 1,354,281,404		¥ 1,833,574,712